General	6 Months Ended
Jun. 30, 2025
General [Abstract]
GENERAL

NOTE 1:- GENERAL

a.	Introduction:

Maris-Tech Ltd. (the “Company”) was incorporated in 2008, in Israel. The Company develops, designs, manufactures and markets high-end digital video and audio products and solutions, including artificial intelligence functionality, for the professional as well as the civilian and home security markets, defense and homeland security markets, which can be sold off the shelf or fully customized to meet customers’ requirements.

On February 4, 2022, the Company closed an initial public offering (“IPO”). The ordinary shares, no par value per share (the “Ordinary Shares”) and the warrants to purchase ordinary shares, issued as part of the IPO, were approved for listing on the Nasdaq Capital Market (“Nasdaq”) and commenced trading under the symbol “MTEK” and “MTEKW,” respectively, on February 2, 2022.

The Company operates in Israel and sells to customers in other countries, including the United States, Australia, United Kingdom, India and Switzerland.

During October 2024, the Company formed a wholly-owned subsidiary, Maris North America Inc. (“Maris North America”), under the laws of Delaware. As of June 30, 2025, and the date of the issuance of these financial statements, the subsidiary has not commenced its operations and has no material assets or liabilities. Accordingly, no revenues, expenses, assets or liabilities of Maris North America have been included in the consolidated financial statements as of June 30, 2025.

b.	These financial statements have been prepared in a condensed format as of June 30, 2025 and for the six months then ended (“interim financial statements”). These financial statements should be read in conjunction with the Company’s audited annual financial statements as of December 31, 2024 and for the year then ended and accompanying notes (“annual financial statements”).

c.	Liquidity and capital resources:

The Company has experienced negative cash flows from operations since its inception and has relied on its ability to fund its operations primarily through proceeds from sales of Ordinary Shares,   warrants, bank loans and loans from related parties. As of June 30, 2025 and December 31, 2024, the Company had cash and cash equivalents of $2,769,901 and $2,294,679, respectively, an accumulated deficit of $14,524,309 and $12,136,015, respectively, and negative cash flow from operating activity of $1,290,105 and $985,092 for the six months ended June 30, 2025 and 2024, respectively.

The Company expects to continue to incur negative cash flows from operating activities for the foreseeable future. The Company’s ability to continue to operate is dependent upon its success in commercializing its product candidates and raising additional funds to finance its activities. If the Company is unable to do so, it may be required to delay, reduce, or eliminate certain planned research and development programs. There is no assurance, however, that the Company will be successful in obtaining an adequate level of financing needed to continue to fund its operations for the long-term. Based on the Company’s current financial position, the Company believes that there is substantial doubt about its ability to fund its operations and satisfy its obligations for the next twelve months without obtaining additional financing, which raises substantial doubt about the Company’s ability to continue as a going concern.  The consolidated financial statements do not include any adjustments with respect to the carrying amounts of assets and liabilities and their classification that might be necessary should the Company be unable to continue as a going concern.